Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Earnings Per Share Basic And Diluted Abstract
Net (loss)/income from continuing operations		$ (196,053)	$ 1,477,806	$ 702,604
(Loss) /Income from discontinued operations, net of income tax		0	(712,887)	845,743
Net (loss)/income		$ (196,053)	$ 764,919	$ 1,548,347
Weighted average number of ordinary shares outstanding
Class A Ordinary Shares – Outstanding, basic (in Shares)	[1]	267,568	105,975	100,000
Class A Ordinary Shares – Outstanding, diluted (in Shares)	[1]	267,568	105,975	100,000
Earnings per ordinary share-Continuing operations
Class A Ordinary Shares – Basic (in Dollars per share)	[2]	$ (0.73)	$ 13.94	$ 7.03
Class A Ordinary Shares – Diluted (in Dollars per share)	[2],[3]	(0.73)	13.94	7.03
Earnings per ordinary share-Discontinued operations
Class A Ordinary Shares – Basic (in Dollars per share)	[2]	0	(6.73)	8.46
Class A Ordinary Shares – Diluted (in Dollars per share)	[2]	$ 0	$ (6.73)	$ 8.46

[1]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.
[2]	For the year ended June 30, 2026, potential dilutive ordinary shares, specifically including warrants and convertible notes, were excluded from the calculation of diluted earnings per share because their inclusion would have an anti-dilutive effect on the Company's net loss.
[3]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.